UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-04078
SELIGMAN FRONTIER FUND, INC.

(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474

(Address of principal executive offices) (Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: July 31, 2010

Portfolio of Investments
Columbia Frontier Fund
(formerly known as Seligman Frontier Fund)
July 31, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.9%)

Issuer	Shares		Value(a)
Aerospace & Defense (0.9%)
DigitalGlobe, Inc.	22,997	(b,d)	$626,898
Ducommun, Inc.	25,125		524,861

Total			1,151,759

Air Freight & Logistics (0.6%)
Forward Air Corp.	24,826		720,947

Airlines (1.0%)
US Airways Group, Inc.	117,883	(b,d)	1,279,031

Auto Components (2.5%)
Amerigon, Inc.	134,206	(b,d)	1,328,639
Cooper Tire & Rubber Co.	44,770		967,480
Gentex Corp.	47,217		909,872

Total			3,205,991

Automobiles (0.6%)
Tesla Motors, Inc.	37,584	(b,d)	749,425

Beverages (0.8%)
Hansen Natural Corp.	17,972	(b)	752,847
Heckmann Corp.	67,752	(b)	306,917

Total			1,059,764

Biotechnology (4.7%)
3SBio, Inc., ADR	26,984	(b,c,d)	406,109
Alexion Pharmaceuticals, Inc.	23,165	(b)	1,259,249
Alkermes, Inc.	74,484	(b)	960,844
Allos Therapeutics, Inc.	85,784	(b,d)	413,479
BioMarin Pharmaceutical, Inc.	78,530	(b,d)	1,715,880
Isis Pharmaceuticals, Inc.	41,738	(b,d)	412,789
Metabolix, Inc.	68,280	(b,d)	964,114

Total			6,132,464

Capital Markets (3.2%)
Artio Global Investors, Inc.	34,635		556,584
Duff & Phelps Corp., Class A	54,045		585,848
E*Trade Financial Corp.	78,609	(b)	1,150,050
Fortress Investment Group LLC, Class A	198,829	(b,d)	699,878
Gleacher & Co., Inc.	279,800	(b,d)	559,600
Safeguard Scientifics, Inc.	47,985	(b,d)	607,970

Total			4,159,930

Issuer	Shares		Value(a)
Chemicals (1.1%)
Intrepid Potash, Inc.	41,346	(b,d)	1,000,573
Zoltek Companies, Inc.	41,820	(b,d)	437,019

Total			1,437,592

Commercial Banks (1.0%)
CapitalSource, Inc.	246,704		1,327,268

Commercial Services & Supplies (1.3%)
Clean Harbors, Inc.	9,256	(b)	584,609
SYKES Enterprises, Inc.	68,429	(b)	1,084,600

Total			1,669,209

Communications Equipment (11.1%)
BigBand Networks, Inc.	456,000	(b,d)	1,422,720
Blue Coat Systems, Inc.	58,602	(b)	1,283,384
CommScope, Inc.	52,379	(b)	1,065,389
DragonWave, Inc.	113,028	(b,c,d)	687,210
Finisar Corp.	55,800	(b,d)	894,474
Infinera Corp.	98,835	(b)	894,457
Netgear, Inc.	32,857	(b)	788,568
Occam Networks, Inc.	105,500	(b)	670,980
Oclaro, Inc.	65,853	(b)	811,967
Oplink Communications, Inc.	187,283	(b)	3,017,130
Opnext, Inc.	1,491,469	(b)	2,684,644
ORBCOMM, Inc.	160,900	(b)	300,883

Total			14,521,806

Computers & Peripherals (0.7%)
3PAR, Inc.	55,600	(b,d)	561,560
Xyratex Ltd.	23,901	(b,c,d)	310,474

Total			872,034

Construction & Engineering (1.6%)
MYR Group, Inc.	54,542	(b)	916,851
Orion Marine Group, Inc.	98,246	(b)	1,220,215

Total			2,137,066

Distributors (0.2%)
LKQ Corp.	14,735	(b)	291,458

Diversified Consumer Services (1.0%)
Coinstar, Inc.	27,347	(b,d)	1,244,289

Electrical Equipment (0.9%)
GrafTech International Ltd.	77,836	(b)	1,220,468

Electronic Equipment, Instruments & Components (1.1%)
Brightpoint, Inc.	90,610	(b)	717,631
Power-One, Inc.	53,100	(b,d)	660,033

Total			1,377,664

Energy Equipment & Services (2.0%)
Dril-Quip, Inc.	24,185	(b)	1,264,392
Patterson-UTI Energy, Inc.	77,978		1,281,178

Total			2,545,570

Issuer	Shares		Value(a)
Food & Staples Retailing (0.6%)
The Andersons, Inc.	21,291		731,772

Food Products (0.5%)
Cal-Maine Foods, Inc.	10,561		333,622
The Hain Celestial Group, Inc.	15,400	(b)	324,324

Total			657,946

Health Care Equipment & Supplies (7.4%)
AGA Medical Holdings, Inc.	130,118	(b,d)	1,885,409
American Medical Systems Holdings, Inc.	64,563	(b)	1,443,629
DexCom, Inc.	113,616	(b,d)	1,267,955
Gen-Probe, Inc.	41,657	(b)	1,873,315
Integra LifeSciences Holdings Corp.	29,667	(b)	1,071,869
Masimo Corp.	31,190		719,865
Quidel Corp.	108,938	(b,d)	1,350,831

Total			9,612,873

Health Care Providers & Services (2.2%)
Five Star Quality Care, Inc.	22,418	(b,d)	81,826
Select Medical Holdings Corp.	282,068	(b)	1,847,545
WellCare Health Plans, Inc.	38,176	(b)	984,559

Total			2,913,930

Health Care Technology (0.6%)
Medidata Solutions, Inc.	54,887	(b)	827,696

Hotels, Restaurants & Leisure (4.1%)
Bally Technologies, Inc.	25,763	(b)	832,145
Jamba, Inc.	225,283	(b,d)	452,819
Melco Crown Entertainment Ltd., ADR	92,776	(b,c)	360,899
Scientific Games Corp., Class A	146,648	(b)	1,553,002
Shuffle Master, Inc.	185,329	(b)	1,629,041
Sonic Corp.	58,817	(b)	517,590

Total			5,345,496

Internet & Catalog Retail (1.3%)
Shutterfly, Inc.	66,181	(b,d)	1,659,819

Internet Software & Services (4.9%)
Art Technology Group, Inc.	510,914	(b,d)	1,839,290
Constant Contact, Inc.	15,158	(b,d)	295,429
GSI Commerce, Inc.	12,348	(b)	278,077
Limelight Networks, Inc.	331,400	(b)	1,408,450
LogMein, Inc.	11,187	(b)	318,830
OpenTable, Inc.	49,763	(b,d)	2,224,406

Total			6,364,482

IT Services (1.4%)
DJSP Enterprises, Inc.	126,191	(b,d)	471,954
SRA International, Inc., Class A	61,000	(b)	1,355,420

Total			1,827,374

Leisure Equipment & Products (0.2%)
Leapfrog Enterprises, Inc.	59,700	(b)	303,276

Life Sciences Tools & Services (0.5%)
Techne Corp.	11,293	(d)	659,511

Issuer	Shares		Value(a)
Machinery (2.7%)
Badger Meter, Inc.	33,388	(d)	1,307,475
China Valves Technology, Inc.	30,619	(b,c,d)	325,786
Kaydon Corp.	12,955		492,160
Mueller Water Products, Inc., Class A	61,488		233,654
RBC Bearings, Inc.	17,562	(b)	538,627
Terex Corp.	34,307	(b)	677,220

Total			3,574,922

Marine (1.4%)
DryShips, Inc.	257,508	(b,c,d)	1,161,361
Genco Shipping & Trading Ltd.	40,264	(b,d)	672,409

Total			1,833,770

Metals & Mining (2.4%)
AK Steel Holding Corp.	75,943	(d)	1,062,443
Horsehead Holding Corp.	67,035	(b)	513,488
Jaguar Mining, Inc.	106,886	(b,d)	866,845
Steel Dynamics, Inc.	46,500		665,880

Total			3,108,656

Oil, Gas & Consumable Fuels (4.7%)
Approach Resources, Inc.	78,317	(b)	527,857
Brigham Exploration Co.	35,320	(b)	609,623
Clean Energy Fuels Corp.	83,493	(b,d)	1,576,348
Crude Carriers Corp.	95,139	(b,c)	1,663,030
Goodrich Petroleum Corp.	81,187	(b,d)	1,009,966
Western Refining, Inc.	137,588	(b,d)	729,216

Total			6,116,040

Paper & Forest Products (0.3%)
Schweitzer-Mauduit International, Inc.	6,358		336,529

Pharmaceuticals (1.5%)
Auxilium Pharmaceuticals, Inc.	84,070	(b,d)	1,896,619

Professional Services (0.4%)
Resources Connection, Inc.	43,267	(b)	562,038

Real Estate Investment Trusts (REITs) (1.5%)
Ashford Hospitality Trust, Inc.	91,899	(b)	807,793
FelCor Lodging Trust, Inc.	76,026	(b)	450,834
Kilroy Realty Corp.	8,402		282,139
Redwood Trust, Inc.	28,159		440,688

Total			1,981,454

Real Estate Management & Development (0.6%)
Altisource Portfolio Solutions SA	27,337	(b,c)	775,551

Road & Rail (0.6%)
Knight Transportation, Inc.	34,289	(d)	717,326

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Energy Industries, Inc.	48,200	(b)	848,802
Atheros Communications, Inc.	47,267	(b)	1,249,739
Canadian Solar, Inc.	20,300	(b,c)	245,630

Issuer	Shares		Value(a)
Energy Conversion Devices, Inc.	26,000	(b,d)	125,840
Entegris, Inc.	147,311	(b,d)	679,104
Evergreen Solar, Inc.	271,500	(b,d)	179,190
Formfactor, Inc.	188,014	(b)	1,819,976
Mellanox Technologies Ltd.	54,000	(b,c)	899,640
Microchip Technology, Inc.	19,800	(d)	602,910
ON Semiconductor Corp.	281,960	(b)	1,903,230
PMC — Sierra, Inc.	251,006	(b)	2,033,148
Sigma Designs, Inc.	51,600	(b,d)	528,384
Solarfun Power Holdings Co., Ltd., ADR	82,700	(b,c,d)	782,342
SunPower Corp., Class A	16,700	(b,d)	207,581
Varian Semiconductor Equipment Associates, Inc.	38,738	(b)	1,094,736
Yingli Green Energy Holding Co., Ltd., ADR	14,231	(b,c,d)	155,403

Total			13,355,655

Software (2.8%)
CommVault Systems, Inc.	91,851	(b,d)	1,701,080
Informatica Corp.	54,513	(b)	1,642,477
Motricity, Inc.	44,253	(b,d)	354,909

Total			3,698,466

Specialty Retail (4.3%)
American Eagle Outfitters, Inc.	39,367	(d)	484,608
Build-A-Bear Workshop, Inc.	138,253	(b,d)	836,431
hhgregg, Inc.	34,128	(b)	692,457
J Crew Group, Inc.	19,402	(b,d)	691,293
Pacific Sunwear Of California	125,063	(b,d)	505,255
Rue21, Inc.	32,225	(b,d)	977,384
Tractor Supply Co.	20,753		1,442,541

Total			5,629,969

Textiles, Apparel & Luxury Goods (1.2%)
Lululemon Athletica, Inc.	13,519	(b,c,d)	560,768
Maidenform Brands, Inc.	29,582	(b)	734,522
Quiksilver, Inc.	55,656	(b)	248,782

Total			1,544,072

Thrifts & Mortgage Finance (1.0%)
First Niagara Financial Group, Inc.	96,276		1,291,061

Transportation Infrastructure (1.2%)
Aegean Marine Petroleum Network, Inc.	73,698	(c,d)	1,515,231

Total Common Stocks (Cost: $130,718,466)			$125,945,269

Warrants (—%)

Issuer	Shares		Value(a)
Communications Equipment
Lantronix, Inc.	2,188	(b,f,h)	$—

Total Warrants (Cost: $—)			$—

Money Market Fund (3.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.279%	3,976,761	(e)	$3,976,761

Total Money Market Fund (Cost: $3,976,761)			$3,976,761

Investments of Cash Collateral Received for Securities on Loan (22.2%)

	Effective	Amount payable at
Issuer	yield	maturity	Value(a)
Asset-Backed Commercial Paper (1.5%)
Cancara Asset Securitisation LLC
08-12-10	0.330%	$999,734	$999,734
Grampian Funding LLC
08-17-10	0.350	999,669	999,669

Total			1,999,403

Certificates of Deposit (1.5%)
Commerzbank AG
08-09-10	0.450	1,000,000	1,000,000
Dexia Credit Local
08-16-10	0.630	1,000,009	1,000,009

Total			2,000,009

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (19.2%)(g)
Cantor Fitzgerald & Co.
dated 07-30-10, matures 08-02-10,
repurchase price
$10,000,192	0.230	10,000,000	10,000,000
Deutsche Bank AG
dated 07-30-10, matures 08-02-10,
repurchase price
$2,398,640	0.200	2,398,600	2,398,600
MF Global Holdings Ltd.
dated 07-30-10, matures 08-02-10,
repurchase price
$5,000,096	0.230	5,000,000	5,000,000
Pershing LLC
dated 07-30-10, matures 08-02-10,
repurchase price
$5,000,129	0.310	5,000,000	5,000,000
Societe Generale
dated 07-30-10, matures 08-02-10,
repurchase price
$2,511,723	0.200	2,511,682	2,511,682

Total			24,910,282

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $28,909,694)			$28,909,694

Total Investments in Securities (Cost: $163,604,921)(i)			$158,831,724

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

ADR	— American Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated April 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At July 31, 2010, the value of foreign securities, excluding short-term securities, represented 7.58% of net assets.

(d)	At July 31, 2010, security was partially or fully on loan.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at July 31, 2010.

(f)	Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at July 31, 2010 was $0. Information concerning such security holdings at July 31, 2010 was as follows:

Acquisition
Security	dates	Cost

Lantronix, Inc.	04-18-2008	$—

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.230%)

Security description	Value (a)

Fannie Mae Discount Notes	$227
Fannie Mae Grantor Trust	2,057
Fannie Mae Interest Strip	113,099
Fannie Mae Pool	1,055,802
Fannie Mae Principal Strip	9,624
Fannie Mae REMICS	838,846
Fannie Mae Whole Loan	135
Federal Farm Credit Bank	215,916
Federal Home Loan Bank Discount Notes	222,022
Federal Home Loan Banks	1,606,380
Federal Home Loan Mortgage Corp	137,846
Federal National Mortgage Association	365,927
FHLMC Structured Pass Through Securities	312,296
Freddie Mac Coupon Strips	728
Freddie Mac Discount Notes	53,312
Freddie Mac Non Gold Pool	464,020
Freddie Mac Reference REMIC	8,041
Freddie Mac REMICS	503,765
Freddie Mac Strips	67,517
Ginnie Mae I Pool	669,640
Ginnie Mae II Pool	592,287
Government National Mortgage Association	199,173
United States Treasury Bill	2,148,290
United States Treasury Inflation Indexed Bonds	85,657
United States Treasury Strip Coupon	499,632
United States Treasury Strip Principal	27,761

Total market value of collateral securities	$10,200,000

Deutsche Bank AG (0.200%)

Security description	Value (a)

United States Treasury Bill	$971,620
United States Treasury Note/Bond	1,474,952

Total market value of collateral securities	$2,446,572

MF Global Holdings Ltd. (0.230%)

Security description	Value (a)

United States Treasury Note/Bond	$4,378,429
United States Treasury Strip Coupon	721,678

Total market value of collateral securities	$5,100,107

Pershing LLC (0.310%)

Security description	Value (a)

Fannie Mae Benchmark REMIC	$12,980
Fannie Mae Pool	2,059,599
Fannie Mae REMICS	194,523
Federal Farm Credit Bank	17,533
Federal Home Loan Banks	53,165
Federal Home Loan Mortgage Corp	3,455
Federal National Mortgage Association	338
Freddie Mac Gold Pool	553,904
Freddie Mac Non Gold Pool	61,886
Freddie Mac REMICS	179,566
Ginnie Mae I Pool	112,198
Ginnie Mae II Pool	225,627
Government National Mortgage Association	58,451
United States Treasury Inflation Indexed Bonds	102,767
United States Treasury Note/Bond	1,063,925
United States Treasury Strip Coupon	145,868
United States Treasury Strip Principal	254,215

Total market value of collateral securities	$5,100,000

Societe Generale (0.200%)

Security description	Value (a)

United States Treasury Note/Bond	$2,561,915

Total market value of collateral securities	$2,561,915

(h)	Negligible market value.

(i)	At July 31, 2010, the cost of securities for federal income tax purposes was approximately $163,605,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$7,861,000
Unrealized depreciation	(12,634,000)

Net unrealized depreciation	$(4,773,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated April 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2010:

	Fair value at July 31, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$125,945,269	$—	$—	$125,945,269

Total Equity Securities	125,945,269	—	—	125,945,269

Other
Affiliated Money Market Fund(c)	3,976,761	—	—	3,976,761
Investments of Cash Collateral Received for Securities on Loan	—	28,909,694	—	28,909,694

Total Other	3,976,761	28,909,694	—	32,886,455

Total	$129,922,030	$28,909,694	$—	$158,831,724

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2010.

Item 2.	Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Seligman Frontier Fund, Inc.
By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton President and Principal Executive Officer

Date	September 28, 2010

By	/s/ Jeffrey P. Fox
Jeffrey P. Fox Treasurer and Principal Financial Officer

Date	September 28, 2010